STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
Operating costs	$ 208,206	$ 0		$ 1,000	$ 292,074
Franchise tax expense	50,656	0			65,600
Loss from operations	(258,862)	0		(1,000)	(357,674)
Loss on sale of private warrants					(1,253,928)
Net gain on investments held in Trust Account	16,066	0			23,715
Change in fair value of warrant liabilities	1,434,636	0		0	3,517,171
Net income	$ 1,191,840	$ 0	$ (1,000)	$ (1,000)	$ 1,910,487
Basic weighted average shares outstanding	15,812,500	2,750,000		2,750,000	7,732,021
Basic net income per common share	$ 0.08	$ 0.00		$ 0.00	$ 0.25
Diluted weighted average shares outstanding	15,812,500	2,750,000		2,750,000	7,991,952
Diluted net income per common share	$ 0.08	$ 0.00		$ 0.00	$ 0.24